Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	$ 1,542,271
Other comprehensive income for the year, net of income tax	449,350	$ 14,675	$ 8,632,472	$ 406,016
Ending balance	1,663,737	54,335	1,542,271
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	1,275,505	41,656	4,190,361	2,027,902
Debt instruments	(22,599)	(738)	(16,746)	63,722
Equity instruments	(77,496)	(2,531)	(8,360)	(8,671)
Share from associates and joint ventures accounted for using the equity method	2,447,656	79,937	(2,928,173)	3,599,703
Other comprehensive income for the year, net of income tax	2,347,561	76,668	(2,953,279)	3,654,754
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	230,940	7,542	190,500	33,258
Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(304,358)	(9,940)	(152,077)	(1,525,553)
Ending balance	$ 3,549,648	$ 115,926	$ 1,275,505	$ 4,190,361